Trade accounts receivable - Trade accounts receivable, less allowance for doubtful accounts (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2018
Trade accounts receivable [Line Items]
Trade accounts receivable		€ 3,710,930,446.25	€ 3,455,721,000
finance lease receivables		50,391,122.92	28,726,000
less allowance for doubtful accounts		130,649,963.81	118,015,000
Trade accounts receivable, net		3,580,280,000	3,337,706,000
Collection period for trade accounts receivable	1 year
Trade accounts receivable included in other non-current assets		122,734,000	120,668,000
other receivables		95,726,000	66,496,000
Credit impaired trade AR [Member]
Trade accounts receivable [Line Items]
Trade accounts receivable		440,567,777.98	325,240,000
less allowance for doubtful accounts		94,502,760.66	(85,775,000)
Trade accounts receivable, net		€ 346,065,017.32	€ 239,465,000